Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.69%
Advertising–1.70%
Trade Desk, Inc. (The), Class A(b)	33,359	$3,657,814
Aerospace & Defense–3.70%
Curtiss-Wright Corp.(c)	11,142	3,662,264
Howmet Aerospace, Inc.	42,652	4,275,863
		7,938,127
Application Software–5.49%
HubSpot, Inc.(b)	4,087	2,172,649
Informatica, Inc., Class A(b)(c)	64,425	1,628,664
Manhattan Associates, Inc.(b)(c)	11,487	3,232,212
Tyler Technologies, Inc.(b)	5,390	3,146,251
Unity Software, Inc.(b)(c)	70,356	1,591,453
		11,771,229
Asset Management & Custody Banks–1.02%
Blue Owl Capital, Inc.(c)	112,516	2,178,310
Automotive Parts & Equipment–1.62%
Aptiv PLC(b)	27,712	1,995,541
Visteon Corp.(b)	15,456	1,472,030
		3,467,571
Biotechnology–1.31%
Ascendis Pharma A/S, ADR (Denmark)(b)	12,588	1,879,514
Natera, Inc.(b)(c)	7,305	927,370
		2,806,884
Building Products–1.74%
Fortune Brands Innovations, Inc.	20,559	1,840,647
Johnson Controls International PLC	24,362	1,890,735
		3,731,382
Cargo Ground Transportation–0.70%
J.B. Hunt Transport Services, Inc.	8,733	1,504,958
Communications Equipment–1.48%
Motorola Solutions, Inc.	7,061	3,174,837
Construction Machinery & Heavy Transportation Equipment– 1.35%
Allison Transmission Holdings, Inc.(c)	30,220	2,903,235
Construction Materials–1.26%
Summit Materials, Inc., Class A(b)(c)	69,123	2,697,871
Consumer Staples Merchandise Retail–1.21%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	31,429	2,592,264
Distillers & Vintners–1.14%
Constellation Brands, Inc.(c)	9,501	2,448,313
Diversified Financial Services–1.21%
Equitable Holdings, Inc.	61,739	2,594,890
Electric Utilities–1.41%
PPL Corp.	91,268	3,019,145
Shares		Value
Electrical Components & Equipment–4.43%
Hubbell, Inc.(c)	8,596	$3,682,096
Regal Rexnord Corp.(c)	9,909	1,643,705
Rockwell Automation, Inc.	7,628	2,047,813
Vertiv Holdings Co., Class A	21,330	2,122,122
		9,495,736
Electronic Equipment & Instruments–0.95%
Keysight Technologies, Inc.(b)	12,836	2,040,026
Environmental & Facilities Services–0.69%
Casella Waste Systems, Inc., Class A(b)(c)	14,931	1,485,485
Fertilizers & Agricultural Chemicals–0.86%
Corteva, Inc.	31,398	1,845,888
Financial Exchanges & Data–0.95%
Cboe Global Markets, Inc.	9,990	2,046,651
Food Distributors–1.01%
Sysco Corp.	27,842	2,173,347
Footwear–0.94%
Deckers Outdoor Corp.(b)	12,689	2,023,261
Health Care Equipment–1.01%
Zimmer Biomet Holdings, Inc.(c)	20,137	2,173,789
Health Care Facilities–4.00%
Acadia Healthcare Co., Inc.(b)(c)	27,833	1,764,890
Encompass Health Corp.(c)	27,252	2,633,633
Tenet Healthcare Corp.(b)(c)	25,118	4,174,612
		8,573,135
Health Care Supplies–1.27%
Cooper Cos., Inc. (The)(b)	24,785	2,734,777
Homebuilding–3.10%
D.R. Horton, Inc.	19,380	3,697,123
TopBuild Corp.(b)(c)	7,288	2,964,831
		6,661,954
Hotels, Resorts & Cruise Lines–3.09%
Royal Caribbean Cruises Ltd.	22,049	3,910,611
Wyndham Hotels & Resorts, Inc.(c)	34,743	2,714,818
		6,625,429
Human Resource & Employment Services–2.22%
Korn Ferry(c)	37,026	2,785,836
Paylocity Holding Corp.(b)	12,015	1,982,115
		4,767,951
Independent Power Producers & Energy Traders–0.85%
Vistra Corp.	15,354	1,820,063
Industrial Machinery & Supplies & Components–2.44%
Lincoln Electric Holdings, Inc.(c)	10,954	2,103,387
Xylem, Inc.	23,140	3,124,594
		5,227,981

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Industrial REITs–1.56%
First Industrial Realty Trust, Inc.(c)	59,851	$3,350,459
Insurance Brokers–1.28%
Arthur J. Gallagher & Co.	9,799	2,757,145
Interactive Home Entertainment–0.51%
Electronic Arts, Inc.	7,561	1,084,550
Interactive Media & Services–0.93%
Pinterest, Inc., Class A(b)(c)	61,773	1,999,592
Internet Services & Infrastructure–1.81%
MongoDB, Inc.(b)(c)	10,094	2,728,913
Snowflake, Inc., Class A(b)(c)	10,026	1,151,586
		3,880,499
Investment Banking & Brokerage–1.61%
Raymond James Financial, Inc.(c)	28,261	3,460,842
Life Sciences Tools & Services–1.68%
Bio-Techne Corp.	22,288	1,781,480
Lonza Group AG (Switzerland)	2,866	1,818,715
		3,600,195
Managed Health Care–0.58%
Molina Healthcare, Inc.(b)(c)	3,586	1,235,592
Metal, Glass & Plastic Containers–1.05%
Silgan Holdings, Inc.(c)	42,991	2,257,028
Multi-Family Residential REITs–1.23%
Mid-America Apartment Communities, Inc.(c)	16,625	2,641,713
Multi-line Insurance–1.45%
American International Group, Inc.	42,366	3,102,462
Multi-Utilities–2.75%
Ameren Corp.	30,278	2,648,114
CMS Energy Corp.(c)	46,111	3,256,820
		5,904,934
Oil & Gas Equipment & Services–0.61%
NOV, Inc.(c)	82,415	1,316,168
Oil & Gas Exploration & Production–2.50%
Expand Energy Corp.(c)	31,885	2,622,541
Marathon Oil Corp.	102,982	2,742,411
		5,364,952
Oil & Gas Storage & Transportation–1.38%
Cheniere Energy, Inc.	16,416	2,952,253
Other Specialized REITs–1.32%
Lamar Advertising Co., Class A(c)	21,128	2,822,701
Personal Care Products–1.06%
BellRing Brands, Inc.(b)	37,618	2,284,165
Pharmaceuticals–0.69%
Intra-Cellular Therapies, Inc.(b)(c)	20,282	1,484,034
Property & Casualty Insurance–1.45%
Hartford Financial Services Group, Inc. (The)	26,440	3,109,608
Regional Banks–3.81%
Citizens Financial Group, Inc.	60,005	2,464,405
Shares		Value
Regional Banks–(continued)
M&T Bank Corp.	18,264	$3,253,184
Wintrust Financial Corp.(c)	22,571	2,449,631
		8,167,220
Reinsurance–0.87%
Reinsurance Group of America, Inc.	8,560	1,864,967
Research & Consulting Services–2.71%
CACI International, Inc., Class A(b)	6,238	3,147,445
TransUnion(c)	25,400	2,659,380
		5,806,825
Restaurants–1.51%
Dutch Bros, Inc., Class A(b)(c)	42,898	1,374,023
Texas Roadhouse, Inc.(c)	10,512	1,856,419
		3,230,442
Retail REITs–1.08%
Kimco Realty Corp.	99,733	2,315,800
Semiconductor Materials & Equipment–0.71%
MKS Instruments, Inc.(c)	14,094	1,532,159
Semiconductors–2.80%
Astera Labs, Inc.(b)	21,129	1,106,948
Marvell Technology, Inc.	41,172	2,969,325
Microchip Technology, Inc.	24,188	1,942,055
		6,018,328
Single-Family Residential REITs–1.18%
American Homes 4 Rent, Class A(c)	65,946	2,531,667
Specialty Chemicals–2.48%
DuPont de Nemours, Inc.	34,261	3,052,998
PPG Industries, Inc.	17,108	2,266,125
		5,319,123
Systems Software–0.74%
GitLab, Inc., Class A(b)	30,698	1,582,175
Telecom Tower REITs–0.73%
SBA Communications Corp., Class A	6,502	1,565,031
Trading Companies & Distributors–0.47%
Air Lease Corp., Class A(c)	22,511	1,019,523
Total Common Stocks & Other Equity Interests (Cost $154,559,387)		211,744,455
Money Market Funds–1.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	992,623	992,623
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	1,843,381	1,843,381
Total Money Market Funds (Cost $2,836,004)		2,836,004
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $157,395,391)		214,580,459
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–16.57%
Invesco Private Government Fund, 4.96%(d)(e)(f)	9,856,473	9,856,473
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 5.02%(d)(e)(f)	25,673,407	$25,683,676
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,540,152)		35,540,149
TOTAL INVESTMENTS IN SECURITIES–116.58% (Cost $192,935,543)		250,120,608
OTHER ASSETS LESS LIABILITIES—(16.58)%		(35,569,261)
NET ASSETS–100.00%		$214,551,347
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,180,666	$10,024,396	$(10,212,439)	$-	$-	$992,623	$28,767
Invesco Liquid Assets Portfolio, Institutional Class	843,458	5,885,598	(6,728,915)	(360)	219	-	15,660
Invesco Treasury Portfolio, Institutional Class	1,349,333	13,994,688	(13,500,640)	-	-	1,843,381	37,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,404,703	112,031,742	(109,579,972)	-	-	9,856,473	313,206*
Invesco Private Prime Fund	17,944,145	222,873,202	(215,127,569)	(3,190)	(2,912)	25,683,676	829,017*
Total	$28,722,305	$364,809,626	$(355,149,535)	$(3,550)	$(2,693)	$38,376,153	$1,224,578

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Mid Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$209,925,740	$1,818,715	$—	$211,744,455
Money Market Funds	2,836,004	35,540,149	—	38,376,153
Total Investments	$212,761,744	$37,358,864	$—	$250,120,608
Invesco V.I. Main Street Mid Cap Fund®